Ordinary Shares	12 Months Ended
Dec. 31, 2020
Federal Home Loan Banks [Abstract]
Ordinary Shares
19.	Ordinary shares
On March 20, 2018 and March 22, 2018, JOYY sold its 1,397,059 Class B ordinary shares to one of the holders of the Series
A-1
Preferred Shares and 6,985,294 Class B ordinary shares to one third-party investor at a price of US$7.16 per share. Such Class B ordinary shares were automatically converted into an equal number of Class A ordinary shares.
On April 27, 2018, JOYY transferred, at nominal consideration, its 367,870 Class B ordinary shares to Savvy Direction Limited, the economic interests of which are substantially owned by one officer of JOYY, for his services provided to JOYY. Such Class B ordinary shares were automatically converted into an equal number of Class A ordinary shares.
Upon the completion of the Company’s IPO (Note 1(b)), the Company authorized (i) 750,000,000 Class A ordinary shares of par value US$0.0001 each, and (ii) 200,000,000 Class B ordinary shares of par value US$0.0001 each. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders’ meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Upon the completion of the Company’s IPO (Note 1(b)), (i) the Company issued 17,250,000 Class A ordinary shares, (ii) Series
A-1
Preferred Shares and 4,411,765 Series
A-2
Preferred Shares were converted into Class A ordinary shares and Class B ordinary shares, respectively, and (iii) 64,488,235 Series
B-2
Preferred Shares were converted into Class B ordinary shares.
As of December 31, 2018, 44,639,737 Class A ordinary shares and 159,157,321 Class B ordinary shares had been issued and outstanding, respectively.
Upon the
follow-on
public offering in April 2019, the Company issued 13,600,000 Class A ordinary shares.
During the year ended December 31, 2019, 2,061,577 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, 6,800,000 Class B ordinary shares were converted to Class A ordinary shares.
As of December 31, 2019, 67,101,314 Class A ordinary shares and 152,357,321 Class B ordinary shares had been issued and outstanding, respectively.
During the year ended December 31, 2020, 16,389,527 Class A ordinary shares were issued for the exercised share options and vested restricted share units.

As of December 31, 2020, 83,490,841

Class A ordinary shares and 152,357,321 Class B ordinary shares had been issued and outstanding, respectively.